Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - CAD ($)	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cumulative exploration and development expenses [member]
Deferred Tax Assets (liabilities)
Deferred tax (assets) liabilities)	$ (990,000)	$ (1,381,000)	$ (209,151)
Non-capital losses [member]
Deferred Tax Assets (liabilities)
Deferred tax (assets) liabilities)	$ 990,000	$ 1,381,000	$ 209,151